Prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Prepaid expenses and other current assets
Withholding tax receivables	$ 903,915	$ 1,219,986
Other assets	481,182	198,275
Refundable deposits	129,765	206,011
Prepaid expenses	2,330	517,922
Total	$ 1,517,192	$ 2,142,194